NF_Fidelity Large Cap Growth Index Fund_Institutional and Institutional Premium PRO-02 | Fidelity® Large Cap Growth Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Large Cap Growth Index Fund} - NF_Fidelity Large Cap Growth Index Fund_Institutional and Institutional Premium PRO-02 - Fidelity® Large Cap Growth Index Fund		Institutional Class	Institutional Premium Class
Management fee		0.05%	0.05%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.01%	none
Total annual operating expenses		0.06%	0.05%
[1]	Based on estimated amounts for the current fiscal year.

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Expense Example {- Fidelity® Large Cap Growth Index Fund} - NF_Fidelity Large Cap Growth Index Fund_Institutional and Institutional Premium PRO-02 - Fidelity® Large Cap Growth Index Fund - USD ($)	Fidelity Large Cap Growth Index Fund-Institutional Class	Fidelity Large Cap Growth Index Fund-Institutional Premium Class
1 year	$ 6	$ 5
3 years	$ 19	$ 16